Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HSBC FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000798290
Document Creation Date	dei_DocumentCreationDate	Jan. 07, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jan. 08, 2016
Prospectus Date	rr_ProspectusDate	Jan. 07, 2016